Segment Information - Schedule of Revenue Derived from Services (Details) - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Schedule of Revenue Derived from Services [Line Items]
Revenue	$ 417,956	$ 571,044	$ 704,161
Broadcast – GEO [Member]
Schedule of Revenue Derived from Services [Line Items]
Revenue	196,196	274,414	331,842
Enterprise – GEO [Member]
Schedule of Revenue Derived from Services [Line Items]
Revenue	206,634	267,768	348,823
Consulting and other – GEO [Member]
Schedule of Revenue Derived from Services [Line Items]
Revenue	10,229	12,104	12,554
Consulting and other – LEO [Member]
Schedule of Revenue Derived from Services [Line Items]
Revenue	$ 4,897	$ 16,758	$ 10,942